Insurance - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Insurance Investment Results [Abstract]
Investment return	$ 559		$ 1,283
Insurance finance income (expense) from insurance and reinsurance contracts held	(473)		(1,225)
Movement in investment contract liabilities	(26)		(67)
Insurance investment results	$ 60	$ 72	$ (9)